LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating lease expenses	$ 135,834	$ 101,021	$ 250,939	$ 274,707	$ 260,561
Profit at lease commencement on sales type leases	$ 3,000	$ 5,000	$ 5,000	$ 10,000	$ 15,000